Deferred Charges, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 178,700	$ 523,809
Additions	1,495,637	1,088,386
Amortization	(592,856)	(527,208)
Disposal		(906,287)
Balance at end of period	$ 1,081,481	$ 178,700